American Century Mutual Funds, Inc | BALANCED FUND
Balanced Fund
Investment Objective
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	I CLASS		R5 CLASS
Maximum Account Fee | American Century Mutual Funds, Inc | BALANCED FUND	$ 25	none	[1]	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - BALANCED FUND	INVESTOR CLASS	I CLASS	R5 CLASS
Management Fees (as a percentage of Assets)	0.90%	0.70%	0.70%
Distribution and Service (12b-1) Fees	none	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.91%	0.71%	0.71%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - BALANCED FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	93	291	504	1,120
I CLASS	73	227	396	883
R5 CLASS	73	227	396	883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
For the equity portion of Balanced, the portfolio managers select stocks using quantitative management techniques in a two-step process. First, the managers rank stocks, primarily those of large (those with a market cap greater than $2 billion), publicly-traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

Principal Risks

•
Style Risk — If at any time the market is not favoring the quantitative investment style used to manage the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative models will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation — The performance of the fund’s equity portion will be similar to the performance of the S&P 500 Index. If the S&P 500 goes down, it is likely that the fund’s performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of Balanced than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
The blended index is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 10.38% Lowest Performance Quarter (4Q 2008): -12.18%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - BALANCED FUND		Label	1 Year	5 Years	10 Years	Inception Date
Barclays US Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Blended Index		Blended Index (reflects no deduction for fees, expenses or taxes)	8.31%	9.69%	6.21%
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.64%	6.94%
INVESTOR CLASS		Investor Class Return Before Taxes	6.90%	8.37%	5.52%	Oct. 20, 1988
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	6.23%	6.61%	4.26%	Oct. 20, 1988
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.33%	6.26%	4.14%	Oct. 20, 1988
I CLASS		I Class Return Before Taxes	7.18%	8.61%	5.74%	May 01, 2000
R5 CLASS	[1]	R5 Class1 Return Before Taxes	7.18%	8.61%	5.74%	Apr. 10, 2017
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | GROWTH FUND
Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - GROWTH FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - GROWTH FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.97%	0.77%	0.62%	0.97%	0.97%	0.97%	0.77%	0.62%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.98%	0.78%	0.63%	1.23%	1.98%	1.48%	0.78%	0.63%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	100	313	542	1,201
I CLASS	80	250	434	966
Y CLASS	65	202	352	787
A CLASS	693	943	1,212	1,978
C CLASS	201	622	1,068	2,303
R CLASS	151	469	809	1,767
R5 CLASS	80	250	434	966
R6 CLASS	65	202	352	787

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

Principal Risks

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Redemption Risk  – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 15.91% Lowest Performance Quarter (4Q 2008): -22.91%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - GROWTH FUND		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
Russell 1000 Growth Index		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.48%	8.33%
INVESTOR CLASS		Investor Class Return Before Taxes	4.15%	12.27%	7.62%			Jun. 30, 1971
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	2.93%	9.97%	6.42%			Jun. 30, 1971
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.38%	9.56%	6.08%			Jun. 30, 1971
I CLASS		I Class Return Before Taxes	4.33%	12.49%	7.83%			Jun. 16, 1997
Y CLASS	[1]	Y Class1 Return Before Taxes	4.49%				9.84%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(2.13%)	10.67%	6.71%			Jun. 04, 1997
C CLASS		C Class Return Before Taxes	3.06%	11.15%	6.55%	[3]		Mar. 01, 2010
R CLASS		R Class Return Before Taxes	3.60%	11.71%	7.08%			Aug. 29, 2003
R5 CLASS	[4]	R5 Class4 Return Before Taxes	4.33%	12.49%	7.83%			Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	4.49%				9.84%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | HERITAGE FUND
Heritage Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - HERITAGE FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - HERITAGE FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	1.00%	0.80%	0.65%	1.25%	2.00%	1.50%	0.80%	0.65%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - HERITAGE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	102	319	553	1,225
I CLASS	82	256	445	990
Y CLASS	67	208	363	811
A CLASS	695	949	1,223	1,999
C CLASS	203	628	1,079	2,324
R CLASS	153	475	819	1,789
R5 CLASS	82	256	445	990
R6 CLASS	67	208	363	811

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it will purchase securities of larger-sized companies as well.
Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Mid Cap Stocks – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2010): 18.36% Lowest Performance Quarter (4Q 2008): -26.63%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - HERITAGE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell Midcap Growth Index		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.49%	7.83%
INVESTOR CLASS		Investor Class Return Before Taxes	3.21%	11.57%	8.59%		Nov. 10, 1987
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	1.27%	9.01%	7.23%		Nov. 10, 1987
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.46%	9.09%	6.96%		Nov. 10, 1987
I CLASS		I Class Return Before Taxes	3.42%	11.79%	8.80%		Jun. 16, 1997
Y CLASS	[1]	Y Class1 Return Before Taxes	3.54%			7.18%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(2.92%)	9.99%	7.67%		Jul. 11, 1997
C CLASS		C Class Return Before Taxes	2.24%	10.46%	7.51%		Jun. 26, 2001
R CLASS		R Class Return Before Taxes	2.74%	11.02%		5.19%	Sep. 28, 2007
R5 CLASS	[3]	R5 Class3 Return Before Taxes	3.42%	11.79%	8.80%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	3.54%			7.18%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | SELECT FUND
Select Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SELECT FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SELECT FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.99%	0.79%	0.64%	0.99%	0.99%	0.99%	0.79%	0.64%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	0.99%	0.79%	0.64%	1.24%	1.99%	1.49%	0.79%	0.64%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SELECT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	101	316	548	1,213
I CLASS	81	253	439	978
Y CLASS	66	205	357	799
A CLASS	694	946	1,218	1,988
C CLASS	202	625	1,073	2,314
R CLASS	152	472	814	1,778
R5 CLASS	81	253	439	978
R6 CLASS	66	205	357	799

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider a company’s valuation and profitability. Other analytical techniques include evaluating stock price momentum, as well as identifying additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

Principal Risks

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 17.25% Lowest Performance Quarter (4Q 2008): -21.82%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - SELECT FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000 Growth Index		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.48%	8.33%
INVESTOR CLASS		Investor Class Return Before Taxes	5.48%	13.39%	7.98%		Jun. 30, 1971
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	4.57%	12.28%	7.25%		Jun. 30, 1971
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.87%	10.67%	6.42%		Jun. 30, 1971
I CLASS		I Class Return Before Taxes	5.71%	13.62%	8.20%		Mar. 13, 1997
Y CLASS	[1]	Y Class1 Return Before Taxes	5.87%			11.68%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(0.81%)	11.79%	7.08%		Aug. 08, 1997
C CLASS		C Class Return Before Taxes	4.45%	12.27%	6.91%		Jan. 31, 2003
R CLASS		R Class Return Before Taxes	4.97%	12.83%	7.44%		Jul. 29, 2005
R5 CLASS	[3]	R5 Class3 Return Before Taxes	5.71%	13.62%	8.20%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	5.87%			11.68%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | SMALL CAP GROWTH FUND
Small Cap Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%	none		none	2.00%	2.00%	2.00%
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.36%	1.16%	1.01%	1.36%	1.36%	1.36%	1.16%	1.01%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	1.36%	1.16%	1.01%	1.61%	2.36%	1.86%	1.16%	1.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	139	431	745	1,634
I CLASS	118	369	639	1,409
Y CLASS	103	322	559	1,236
A CLASS	730	1,055	1,401	2,375
C CLASS	240	738	1,261	2,692
R CLASS	189	586	1,007	2,177
R5 CLASS	118	369	639	1,409
R6 CLASS	103	322	559	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.
The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also may consider companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2010): 19.60% Lowest Performance Quarter (3Q 2011): -25.36%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 2000 Growth Index		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.72%	7.75%
INVESTOR CLASS		Investor Class Return Before Taxes	10.76%	12.58%	7.18%		Jun. 01, 2001
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	10.76%	12.57%	7.16%		Jun. 01, 2001
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	6.09%	10.07%	5.83%		Jun. 01, 2001
I CLASS		I Class Return Before Taxes	10.97%	12.77%		6.11%	May 18, 2007
Y CLASS	[1]	Y Class1 Return Before Taxes	11.16%			7.53%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	4.14%	10.97%	6.28%		Jan. 31, 2003
C CLASS		C Class Return Before Taxes	9.59%	11.45%	6.10%		Jan. 31, 2003
R CLASS		R Class Return Before Taxes	10.23%	11.99%		4.62%	Sep. 28, 2007
R5 CLASS	[2]	R5 Class2 Return Before Taxes	10.97%	12.77%		6.11%	Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	11.16%			7.53%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND
Sustainable Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS
Management Fees (as a percentage of Assets)	0.99%	0.79%	0.64%	0.99%	0.99%	0.99%	0.79%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.00%	0.80%	0.65%	1.25%	2.00%	1.50%	0.80%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	102	319	553	1,225
I CLASS	82	256	445	990
Y CLASS	67	208	363	811
A CLASS	695	949	1,223	1,999
C CLASS	203	628	1,079	2,324
R CLASS	153	475	819	1,789
R5 CLASS	82	256	445	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
The fund will generally invest in larger-sized companies using a quantitative model that combines fundamental measures of a stock’s value and growth potential. To measure value, the managers may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The portfolio managers also take environmental, social and governance ("ESG") factors into account in making investment decisions.  The portfolio managers attempt to build a portfolio of stocks that provides better returns than, and a dividend yield comparable to, the S&P 500® Index, without taking on significant additional risk.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
When determining whether to sell a security, the portfolio managers consider among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, whether the security meets their ESG criteria, and any other factor deemed relevant by the portfolio managers.

Principal Risks

•
Style Risk - If at any time the market is not favoring the fund’s investment process, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation - The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
ESG Criteria Risk - Because the fund's ESG criteria may exclude the securities of certain issuers for nonfinancial reasons, the fund may forego some market opportunities available to funds that do not use ESG criteria.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.47% Lowest Performance Quarter (4Q 2008): -20.53%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND		Label	1 Year	5 Years	10 Years
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.64%	6.94%
INVESTOR CLASS		Investor Class Return Before Taxes	8.99%	13.12%	7.04%
I CLASS		I Class Return Before Taxes	9.19%	13.34%	7.26%
A CLASS		A Class Return Before Taxes	2.50%	11.52%	6.15%
A CLASS | After Taxes on Distributions		Return After Taxes on Distributions	2.28%	11.28%	5.89%
A CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	1.60%	9.18%	4.90%
C CLASS		C Class Return Before Taxes	7.87%	11.99%	5.97%
R CLASS		R Class Return Before Taxes	8.44%	12.55%	6.50%
R5 CLASS	[1]	R5 Class1 Return Before Taxes	9.19%	13.34%	7.26%
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | ULTRA FUND
Ultra® Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - ULTRA FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - ULTRA FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.98%	0.78%	0.63%	0.98%	0.98%	0.98%	0.78%	0.63%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	0.98%	0.78%	0.63%	1.23%	1.98%	1.48%	0.78%	0.63%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - ULTRA FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	100	313	542	1,201
I CLASS	80	250	434	966
Y CLASS	65	202	352	787
A CLASS	693	943	1,212	1,978
C CLASS	201	622	1,068	2,303
R CLASS	151	469	809	1,767
R5 CLASS	80	250	434	966
R6 CLASS	65	202	352	787

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

Principal Risks

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Growth Stocks — Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 15.53% Lowest Performance Quarter (4Q 2008): -21.50%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Mutual Funds, Inc - ULTRA FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000 Growth Index		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.48%	8.33%
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.64%	6.94%
INVESTOR CLASS		Investor Class Return Before Taxes	4.38%	13.73%	7.99%		Nov. 02, 1981
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	3.24%	12.56%	7.01%		Nov. 02, 1981
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.44%	10.95%	6.47%		Nov. 02, 1981
I CLASS		I Class Return Before Taxes	4.60%	13.96%	8.20%		Nov. 14, 1996
Y CLASS	[1]	Y Class1 Return Before Taxes	4.72%			10.93%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(1.86%)	12.11%	7.08%		Oct. 02, 1996
C CLASS		C Class Return Before Taxes	3.34%	12.60%	6.91%		Oct. 29, 2001
R CLASS		R Class Return Before Taxes	3.84%	13.16%	7.45%		Aug. 29, 2003
R5 CLASS	[3]	R5 Class3 Return Before Taxes	4.60%	13.96%	8.20%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	4.72%			10.93%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.